Business Acquisition	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Business Combinations [Abstract]
Business Acquisition

NOTE 4: BUSINESS ACQUISITION

On June 30, 2019, the Company acquired 99% of the outstanding common shares of Alpha Predictions LLP (“Alpha Predictions”). Alpha Predictions is an India-based technology company that has developed a suite of commercial data analysis products for use across multiple industries. The Company expects the acquisition to result in synergies with its other operating divisions, which will drive revenue growth and innovation.

The goodwill of $6,020 arising from the acquisition consists largely of the synergies expected from combining the operations of the Company and Alpha Predictions.

The following table summarizes the consideration paid for Alpha Predictions and the fair values of the assets acquired and liabilities assumed recognized at the acquisition date.

Consideration
Cash	$1,438
Fair value of total consideration transferred	1,438

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	3,127
Accounts receivable	26,155
Prepaid expenses	7,488
Property and equipment	11,048
Intangible asset – purchased software	2,905,668
Accounts payable	(26,067)
Accrued expenses and other current liabilities	(2,924,288)
Income tax provision, current	(7,713)
Total identifiable net assets	(4,582)
Goodwill	$6,020

The Company is currently evaluating the fair values of the assets acquired and liabilities assumed. The preliminary estimates and measurements are, therefore, subject to change during the measurement period. The acquired intangible asset – purchased software was recognized at fair value as of the acquisition date. It is provisionally subject to a useful life of 3 years, pending further evaluation of the underlying software.

The fair value of the one-percent noncontrolling interest in Alpha Predictions was determined to be immaterial, based on extrapolation of the price paid by the Company for its controlling interest and consideration of any potential control premiums.

NOTE 5: BUSINESS ACQUISITION

On June 30, 2019, the Company acquired 99% of the outstanding common shares of Alpha Predictions LLP (“Alpha Predictions”). Alpha Predictions is an India-based technology company that has developed a suite of commercial data analysis products for use across multiple industries. The Company expects the acquisition to result in synergies with its other operating divisions, which will drive revenue growth and innovation.

The goodwill of $6,020 arising from the acquisition consists largely of the synergies expected from combining the operations of the Company and Alpha Predictions.

The following table summarizes the consideration paid for Alpha Predictions and the fair values of the assets acquired and liabilities assumed recognized at the acquisition date.

Consideration
Cash	$1,438
Fair value of total consideration transferred	1,438

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	3,127
Accounts receivable	26,155
Prepaid expenses	7,488
Property and equipment	11,048
Intangible asset – purchased software	2,905,668
Accounts payable	(26,067)
Accrued expenses and other current liabilities	(2,924,288)
Income tax provision, current	(7,713)
Total identifiable net assets	(4,582)
Goodwill	$6,020

The Company is currently evaluating the fair values of the assets acquired and liabilities assumed. The preliminary estimates and measurements are, therefore, subject to change during the measurement period. The acquired intangible asset – developed software was recognized at fair value as of the acquisition date. It is provisionally subject to a useful life of 3 years, pending further evaluation of the underlying software.

The fair value of the one-percent noncontrolling interest in Alpha Predictions was determined to be immaterial, based on extrapolation of the price paid by the Company for its controlling interest and consideration of any potential control premiums.

Acquisition-related costs expensed by the Company were immaterial for the fiscal years ended June 30, 2019 and 2018.

The revenue and net loss of the combined entity had the acquisition date been July 1, 2017, are as follows:

	For the Years Ended
	June 30,
	2019	2018
Supplemental pro forma:
Revenue	$4,554,594	$1,245,556
(Loss) Income	$(2,959,165)	$(829,656)

Supplemental pro forma amounts were calculated after applying adjustments to reflect amortization of acquired intangible asset – purchased software that would have been charged had the acquisition date been July 1, 2017.